LEASES AND SHIP CHARTERS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Current lease liabilities	$ 22,058	$ 27,375
Ships [member]
Statement1 [Line Items]
Current lease liabilities	$ 0	$ 3,249,000
Ship Owned [Member]
Statement1 [Line Items]
Operating lease remaining lease term	4 years
Operating lease option to extend	2 years